Statements of Stockholders’ Equity ¥ in Thousands, $ in Thousands	Preferred Stock Series C convertible JPY (¥) shares	Preferred Stock Series C convertible USD ($) shares	Preferred Stock Series B convertible JPY (¥) shares	Preferred Stock Series B convertible USD ($) shares	Preferred Stock Series BB convertible JPY (¥) shares	Preferred Stock Series BB convertible USD ($) shares	Preferred Stock Series A convertible JPY (¥) shares	Preferred Stock Series A convertible USD ($) shares	Preferred Stock Series AA convertible JPY (¥) shares	Preferred Stock Series AA convertible USD ($) shares	Common Stock JPY (¥) shares	Common Stock USD ($) shares	Additional Paid-In Capital JPY (¥)	Additional Paid-In Capital USD ($)	Accumulated Deficit JPY (¥)	Accumulated Deficit USD ($)	JPY (¥) shares	USD ($) shares
Balance (in Dollars)											¥ 100,000		¥ 3,946,038		¥ (1,307,293)		¥ 2,738,745
Balance (in Shares) | shares			2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Balance at Apr. 30, 2021											¥ 100,000		3,946,038		(1,307,293)		2,738,745
Balance (in Shares) at Apr. 30, 2021 | shares			2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Net loss															(1,109,468)		(1,109,468)
Balance at Apr. 30, 2022											¥ 100,000		3,946,038		(2,416,761)		1,629,277
Balance (in Shares) at Apr. 30, 2022 | shares			2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Balance (in Dollars)											¥ 100,000		3,946,038		(2,416,761)		1,629,277
Balance (in Shares) | shares			2,212,800	2,212,800	242,400	242,400	2,760,000	2,760,000	666,600	666,600	6,000,000	6,000,000
Issuance of convertible preferred stock, net	¥ 1,089,380												1,079,723				2,169,103
Issuance of convertible preferred stock, net (in Shares) | shares	1,153,800	1,153,800
Stock-based compensation													65,537				65,537
Conversion of all series preferred stock to common stock	¥ (1,089,380)										¥ 1,089,380
Conversion of all series preferred stock to common stock (in Shares) | shares	(1,153,800)	(1,153,800)	(2,212,800)	(2,212,800)	(242,400)	(242,400)	(2,760,000)	(2,760,000)	(666,600)	(666,600)	7,035,600	7,035,600
Capital reduction											¥ (1,089,380)		1,089,380
Net loss															(1,965,491)		(1,965,491)
Balance at Apr. 30, 2023											¥ 100,000		6,180,678		(4,382,252)		¥ 1,898,426
Balance (in Shares) at Apr. 30, 2023 | shares											13,035,600	13,035,600					13,035,600	13,035,600
Balance (in Dollars)											¥ 100,000		6,180,678		(4,382,252)		¥ 1,898,426
Balance (in Shares) | shares											13,035,600	13,035,600					13,035,600	13,035,600
Stock-based compensation													3,577				¥ 3,577
Vesting of option purchase consideration													3,234				3,234
Exercise of stock options											¥ 16,071		15,011				¥ 31,082
Exercise of stock options (in Shares) | shares											166,800	166,800					278	278
Capital reduction											¥ (1,040,395)		1,040,395
Issuance of common stock upon initial public offering, net of offering costs											¥ 974,971		488,743				1,463,714
Issuance of common stock upon initial public offering, net of offering costs (in Shares) | shares											1,666,667	1,666,667
Net loss															(1,974,536)		(1,974,536)	$ (12,534)
Balance at Apr. 30, 2024											¥ 50,647	$ 321	7,731,638	$ 49,077	(6,356,788)	$ (40,350)	¥ 1,425,497	$ 9,048
Balance (in Shares) at Apr. 30, 2024 | shares											14,869,067	14,869,067					14,869,067	14,869,067
Balance (in Dollars)											¥ 50,647	$ 321	¥ 7,731,638	$ 49,077	¥ (6,356,788)	$ (40,350)	¥ 1,425,497	$ 9,048
Balance (in Shares) | shares											14,869,067	14,869,067					14,869,067	14,869,067